INCOME TAXES (Details) - Schedule of effective income tax rate reconciliation	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of effective income tax rate reconciliation [Abstract]
U.S. federal statutory rate	(21.00%)	(21.00%)
Federal true ups	0.80%
State taxes, net of federal benefit	(6.20%)	(6.90%)
Share-based compensation
Effect of U.S. tax law change
Change in valuation allowance	27.10%	25.80%
Nondeductible expenses	0.50%	2.00%
R&D credit	(2.40%)	(3.20%)
Stock Options		3.30%
Foreign rate differential	(0.20%)
China liquidation	1.40%
Effective income tax rate